Capital structure financial policies - Calculation of free cash flow, and its reconciliation to cash provided by operating activities (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash provided by operating activities
EBITDA		$ 6,922	$ 6,840
Restructuring and other costs, net of disbursements		43	(34)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		33	(201)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows		144	151
Net employee defined benefit plans expense		60	73
Employer contributions to employee defined benefit plans		(23)	(22)
Gain on contributions of real estate to joint ventures		(44)	(110)
(Income) loss from equity accounted investments		(1)	18
Gain on purchase of long - term debt		(303)
Interest paid		(1,384)	(1,330)
Interest received		53	33
Other		(126)	(91)
Other working capital items		(28)	(122)
Cash provided by operating activities before income taxes		5,346	5,205
Income taxes paid, net of refunds		(480)	(358)
Cash provided by operating activities		4,866	4,847
Difference
Effect of non-discretionary lease principal (a)		(629)	(661)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows		10	14
Gain on contributions of real estate to joint ventures		44	110
Gain on purchase of long - term debt		303
Other		126	91
Other working capital items		28	122
Capital expenditures (excluding acquisition from related party)		(2,566)	(2,542)
Capital expenditure for acquisition from related party			(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party and similar		26	94
Difference before income taxes		(2,658)	(2,865)
Difference		(2,658)	(2,865)
Free cash flow
EBITDA		6,922	6,840
Restructuring and other costs, net of disbursements		43	(34)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		33	(201)
Effect of non-discretionary lease principal (a)		(629)	(661)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows		154	165
Net employee defined benefit plans expense		60	73
Employer contributions to employee defined benefit plans		(23)	(22)
(Income) loss from equity accounted investments		(1)	18
Interest paid		(1,384)	(1,330)
Interest received		53	33
Capital expenditures (excluding acquisition from related party)		(2,566)	(2,542)
Capital expenditure for acquisition from related party			(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party and similar		26	94
Free cash flow before income taxes		2,688	2,340
Income taxes paid, net of refunds		(480)	(358)
Free cash flow		$ 2,208	$ 1,982
Prepayment of lease liabilities
Items from the Consolidated statements of cash flows:
Payments of lease liabilities, classified as financing activities	$ 732